Equity Capital Structure, 2020 June Equity Offering (Details) - Class A Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2023	Jun. 23, 2020
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share)			$ 25.3	$ 35
Term of warrant	5 years
Warrants exercised (in shares)	0	0
Number of securities called by warrants (in shares)	623	623